CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
REVENUE	$ 230,978	$ 218,392
OPERATING EXPENSE:
Cost of revenue (exclusive of depreciation and amortization shown separately below)	61,894	59,608
Selling, general and administrative expenses	93,153	84,775
Depreciation	12,512	12,904
Amortization	12,205	12,019
Other operating expense (income) - net	2,706	(502)
Operating expense	182,470	168,804
INCOME FROM OPERATIONS	48,508	49,588
OTHER EXPENSE, NET:
Interest expense	(29,600)	(30,424)
Gain on fair value adjustment for swaps and foreign currency exchange contract - net	12,126	5,882
Unrealized foreign exchange gains - net	7,043	18,582
Other non-operating income-net	157	149
Total other expense-net	(10,274)	(5,811)
INCOME BEFORE INCOME TAXES	38,234	43,777
INCOME TAX EXPENSE	(13,127)	(14,032)
NET INCOME	25,107	29,745
Net income attributable to noncontrolling interest	208	145
Redeemable Preferred Stock dividend	18,847	16,885
NET INCOME ATTRIBUTABLE TO GRIFFEY GLOBAL HOLDINGS, INC	$ 6,052	$ 12,715
Net income per share attributable to Griffey Global Holdings, Inc. common stockholders:
Basic	$ 0.04	$ 0.08
Diluted	$ 0.03	$ 0.08
Weighted-average common shares outstanding:
Basic	153,320,276	153,303,505
Diluted	173,197,259	154,020,626